Consolidated Statements of Cash Flows ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Profit for the year	₨ 1,068,703	$ 15,450	₨ 923,401	₨ 642,399
Adjustments for:
Depreciation and amortization	1,533,912	22,176	1,754,537	1,758,776
(Gain) / loss on sale of property, plant and equipment	(7,218)	(104)	(2,553)	(1,081)
Provision for doubtful receivables/ advances	536,290	7,753	370,000	383,534
Stock compensation expense	4,835	70	6,824	17,638
Net finance (income) / expense	682,030	9,860	367,455	314,525
Unrealized (gain)/ loss on account of exchange differences	64,100	927	(1,863)	(68,300)
Amortization of leasehold prepayments	22,096	319	21,728	15,939
Tax expense	2,612	38	194	698
Cash flow from operating activities before working capital changes	3,907,360	56,489	3,439,723	3,064,128
Change in trade and other receivables	(2,182,564)	(31,553)	(2,220,619)	(1,843,683)
Change in inventories	(1,069,467)	(15,461)	536,139	(440,555)
Change in Contract Assets	23,916	346	0	0
Change in Contract Costs	(4,312)	(62)	0	0
Change in Contract Liabilities	261,094	3,775	0	0
Change in other assets	(158,442)	(2,292)	(518,958)	(618,297)
Change in trade and other payables	1,204,143	17,408	604,701	1,379,505
Change in employee benefits	26,874	389	29,060	26,500
Change in deferred income	0	0	296,574	172,920
Cash generated from operations	2,008,602	29,039	2,166,620	1,740,518
Income taxes (paid)/ refund received	(567,222)	(8,200)	(46,016)	7,965
Net cash from / (used in) operating activities	1,441,380	20,839	2,120,604	1,748,483
Cash flows from / (used in) investing activities
Acquisition of property, plant and equipment	(3,795,426)	(54,870)	(1,668,979)	(1,596,694)
Expenditure on intangible assets	(173,422)	(2,507)	(163,507)	(72,050)
Proceeds from sale of property, plant and equipment	7,318	106	2,425	2,281
Investments in corporate debt securities	(38,300)	(554)	(71,093)	(72,943)
Finance income received	26,148	378	106,850	129,427
Net cash from / (used in) investing activities	(3,973,682)	(57,447)	(1,794,304)	(1,609,979)
Cash flows from / (used in) financing activities
Proceeds from issue of share capital (including share premium)	935,448	13,524	12,169	300,000
Proceeds from / (repayment) of borrowings (net)	3,133,845	45,306	42,719	643,341
Transaction costs related to equity	0	0	0	(2,010)
Finance expenses paid	(707,937)	(10,235)	(491,293)	(426,696)
Proceeds from / (repayment of) finance lease liabilities	(89,086)	(1,288)	(402,954)	(602,806)
Payment of dividend and dividend distribution tax	(217,880)	(3,150)	(208,697)	(169,742)
Net cash from / (used in) financing activities	3,054,390	44,157	(1,048,056)	(257,913)
Net increase / (decrease) in cash and cash equivalents	522,088	7,549	(721,756)	(119,409)
Cash and cash equivalents at April 1	166,584	2,408	893,104	1,016,113
Effect of exchange fluctuations on cash held	6,100	88	(4,764)	(3,600)
Cash and cash equivalents at March 31	694,772	10,045	166,584	893,104
Supplementary information
Additions to property, plant and equipment represented by finance lease obligations	₨ 0	$ 0	₨ 69,700	₨ 168,715